Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Accumulated Other Comprehensive (Loss)

	December 31,
	2011	2010

Foreign currency translation, net of income taxes when applicable	$(12,311)	$27,923
Early-retiree medical plan adjustments, net of income taxes	14,384	13,190
Fair market value of derivatives, net of income taxes	(40,250)	(68,889)

	$(38,177)	$(27,776)